Equity Compensation Plans - TIM Participacoes S.A Stock Option Plan - Additional Information (Detail) - 12 months ended Dec. 31, 2017	EUR (€) shares	BRL (R$)
2011-2013 Tim Participacoes S.A. Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements	The vesting period is 3 years (a third per year), the options are valid for 6 years, and the company does not have the legal obligation to repurchase or liquidate the options in cash, or in any other form.	The vesting period is 3 years (a third per year), the options are valid for 6 years, and the company does not have the legal obligation to repurchase or liquidate the options in cash, or in any other form.
2011 Tim Participacoes S A Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	2,833,596	2,833,596
Shares exercise period expiration date	Aug. 30, 2017	Aug. 30, 2017
2012 Tim Participacoes Sa Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	2,661,752	2,661,752
Date of grant	Sep. 05, 2012	Sep. 05, 2012
Number of shares vested	255,556	255,556
2013 Tim Participacoes S A Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	3,072,418	3,072,418
Date of grant	Jul. 30, 2013	Jul. 30, 2013
Number of shares exercisable	0
Number of shares still not met minimum performance	844,914	844,914
2014-2016 Tim Participacoes S.A. Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements	If the performance of the Tim Participações S.A. shares, in the 30 days prior to September 29 of each year, is in last place in that ranking, the participant loses the right to 25% of the options vesting at that time.	If the performance of the Tim Participações S.A. shares, in the 30 days prior to September 29 of each year, is in last place in that ranking, the participant loses the right to 25% of the options vesting at that time.
2014 Tim Participacoes S.A. Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	1,687,686	1,687,686
Date of grant	Sep. 29, 2014	Sep. 29, 2014
Number of shares vested	658,720	658,720
2015 Tim Participacoes S A Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	3,355,229	3,355,229
Date of grant	Oct. 16, 2015	Oct. 16, 2015
Number of shares exercised	760,358	760,358
Number of shares expired	713,561	713,561
Percentage of option price adjustment for ranking	3.33%	3.33%
2015 Tim Participacoes S A Stock Option Plan [Member] | First Wave [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares exercised	197,132	197,132
Exercise price of share option | R$		R$ 8.7341
2015 Tim Participacoes S A Stock Option Plan [Member] | Second Wave [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares exercised	563,226	563,226
Exercise price of share option | R$		R$ 8.4625
2016 Tim Participacoes SA Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	3,922,204	3,922,204
Date of grant	Nov. 08, 2016	Nov. 08, 2016
Exercise price of share option | R$		R$ 7.6928
Percentage for target level adjustment for positioning in first place	5.00%	5.00%
2016/2019 Special Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net liability | €	€ 3,100,000
Liabilities from equity-settled share-based payment transactions | €	€ 2,400,000
Ordinary shares issued | shares	2,902,561
Settlements agreements reached | €	€ 22.9
Percentage of share bonus	80.00%	80.00%
Percentage of cash bonus	20.00%	20.00%
2016/2019 Special Award [Member] | Beneficiaries [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of over performance	1.50%	1.50%